Financial Instruments - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Derivative [Line Items]
Derivatives in a net liability position	$ 449
Collateral posted	470
Cash collateral received	$ 835
Foreign Exchange Contract [Member]
Derivative [Line Items]
Derivative term of contract	2 years